Submission	Jul. 09, 2025
Submission [Line Items]
Central Index Key	0001957001
Registrant Name	FENBO HOLDINGS LIMITED
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES